Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable - Accounts Payable [Member] - Supplier Concentration Risk [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Supplier E [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 95,692
Total accounts payable, Percentage	17.00%
Supplier F [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 75,823	$ 79,605
Total accounts payable, Percentage	14.00%	11.00%
Supplier B [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 69,904	$ 155,990
Total accounts payable, Percentage	12.00%	22.00%
Supplier G [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount		$ 131,661
Total accounts payable, Percentage		19.00%
Supplier [Member]
Concentrations (Details) - Schedule of Details of Suppliers Accounts Payable [Line Items]
Total accounts payable, Amount	$ 241,419	$ 367,256
Total accounts payable, Percentage	43.00%	52.00%